SUBSEQUENT EVENTS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2014 item MW
SUBSEQUENT EVENTS
Minimum capacity of existing and new PV projects potential sales to China Seven Star (in MW)	200
Period of potential sales of existing and new PV projects to China Seven Star	18 months
Number of utility-scale projects in Bulgaria to be sold	2
Capacity of utility-scale projects in Bulgaria to be sold (in MW)	9.7
Subsequent event
SUBSEQUENT EVENTS
New financings	$ 60.9